Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed income statements
Interest income	$ 77,808	$ 69,438	$ 72,893	$ 74,141	$ 74,341	$ 63,722	$ 49,544	$ 40,305	$ 294,280	$ 227,912	$ 42,745
Net interest income	67,693	60,334	63,345	63,852	63,580	54,216	40,685	32,839	255,224	191,320	36,511
Provision for loan losses	6,736	5,771	6,608	5,376	16,790	11,846	8,215	1,545	24,491	38,396	753
Net income before attribution of noncontrolling interests	4,644	37,845	6,373	6,163	1,393	3,748	2,031	350	55,025	7,522	12,037
Net income attributable to Capital Bank Financial Corp.	$ 4,644	$ 35,083	$ 5,511	$ 5,253	$ 1,015	$ 3,210	$ 1,587	$ 400	$ 50,491	$ 6,212	$ 12,030
Basic earnings per common share	$ 0.09	$ 0.76	$ 0.12	$ 0.12	$ 0.02	$ 0.07	$ 0.04	$ 0.01	$ 1.06	$ 0.14	$ 0.31
Diluted earnings per common share	$ 0.08	$ 0.75	$ 0.12	$ 0.12	$ 0.02	$ 0.07	$ 0.03	$ 0.01	$ 1.04	$ 0.14	$ 0.31